Restricted Stock Grants (Details Narrative) (USD $)	3 Months Ended	9 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2014	Jul. 14, 2014 Directors [Member] Directors	Jun. 16, 2014 Directors [Member] Directors
Number of independent directors			4	4
Restricted common stock, shares			134,553	642,200
Restricted common stock, value			$ 108,988	$ 597,246
Stock compensation expense	185,640	235,411
Deferred compensation	$ 470,823	$ 470,823